Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
EBP, Note Receivable from Participant Account Maximum Borrowing To Total Account Percentage	50.00%
EBP, Receivable	$ 2,526,593	$ 2,849,235
EBP, Employer Contribution, Receivable	223,399	247,162
EBP, Investment Plan Interest in Master Trust Fair Value	189,305,981	181,792,474
EBP, Receivable [Abstract]
EBP, Note Receivable from Participant	2,303,194	2,602,073
EBP, Receivable	2,526,593	2,849,235
EBP, Net Asset Available for Benefit	191,832,574	184,641,709
Common Stock [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	14,822,047	12,036,025
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	14,822,047	12,036,025
Common Collective Trusts [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		2,034,852,861
EBP, Investment Plan Interest in Master Trust Fair Value		160,498,070
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		2,034,852,861
Stable Value Funds [Member]
EBP, Asset [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	59,960,783	70,881,598
EBP, Investment Plan Interest in Master Trust Fair Value	8,436,656	9,212,405
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 59,960,783	$ 70,881,598